Warrants Accounted as Equity-Method Instruments (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Public warrants (in Shares) | shares	10,000,000	10,000,000
Sale in public warrants (in Shares) | shares	750,000	750,000
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.1	$ 0.1
Ordinary price per share (in Dollars) | $	$ 10	$ 10
Warrant redemption period	30 days	30 days
Warrant, description	(1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of YS Biopharma Ordinary Shares received is capped at 0.361 YS Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants	(1) may be less than the value the holders would have received if they had exercised their Warrants at a later time where the underlying share price is higher and (2) may not compensate the holders for the value of the warrants, including because the number of YS Biopharma Ordinary Shares received is capped at 0.361 YS Biopharma Ordinary Shares per warrant (subject to adjustment) irrespective of the remaining life of the warrants
Minimum [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Trading days	20	20
Maximum [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Trading days	30	30
Parent Company [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.01	$ 0.01
Parent Company [Member] | Minimum [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Trading days	20	20
Parent Company [Member] | Maximum [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Trading days	30	30
Warrant [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Warrant redemption period	30 days	30 days
Business Combination [Member]
Warrants Accounted as Equity-Method Instruments (Details) [Line Items]
Ordinary price per share (in Dollars) | $	$ 18	$ 18